UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
                                                 ------------------

Check here if Amendment [x];        Amendment Number: ___
     This Amendment (Check only one.):        [ x ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  01/15/2002
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           117
                                                 -------------

Form 13F Information Table Value Total:          $ 118,882,070
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,929,663      52,550      X                                             52,550

Abbott Labs             COM       002824100         11,150         200                    X                                  200

ADC Telecom             COM       000886101        476,560     130,600      X                                            130,600

Automatic Data          COM       053015103        944,992      16,044      X                                             16,044
Processing

Automatic Data          COM       053015103         14,724         250                    X                                  250
Processing

American Home Prod      COM       026609107        209,238       3,410      X                                              3,410

American Intl. Group    COM       026874107      1,922,512      24,213      X                                             24,213

American Intl. Group    COM       026874107         43,511         548                    X                                  548

AOL Time Warner         COM       00184A105      2,202,060      68,600      X                                             68,600

AOL Time Warner         COM       00184A105         28,890         900                    X                                  900

Apollo Group            COM       037604105        204,210       4,537      X                                              4,537

American Express Co.    COM       025816109      3,248,682      91,025      X                                             91,025

Bank of New York        COM       064057102      4,663,440     114,300      X                                            114,300

Bell South              COM       079860102        261,900       6,865      X                                              6,865

Bristol Myers           COM       110122108        284,784       5,584      X                                              5,584
Squibb Co.

BP Amoco PLC            COM       055622104        271,525       5,838      X                                              5,838

Citigroup Inc.          COM       172967101      3,674,035      72,782      X                                             72,782

Citigroup Inc.          COM       172967101         42,908         850                    X                                  850

Cardinal Health Inc.    COM       14149Y108      1,269,276      19,630      X                                             19,630

Cardinal Health Inc.    COM       14149Y108         38,796         600      X                                                600

                                               ----------
                                                22,742,857



Carnival Corp. C1 A     COM       143658102        451,386      16,075      X                                             16,075

Clear Channel Comm.     COM       184502102      1,543,591      30,320      X                                             30,320

Cendant Corp.           COM       151313103      1,453,474      74,119      X                                             74,119

Constellation Energy    COM       210371100        291,838      10,992      X                                             10,992
Group

Colgate Palmolive       COM       194162103        317,625       5,500      X                                              5,500

Conseco, Inc.           COM       208464107         83,919      18,816      X                                             18,816

Costco Wholesale        COM       22160K105        637,963      14,375      X                                             14,375

Costco Wholesale        COM       22160K105         39,942         900                    X                                  900

Computer Sciences       COM       205363104        718,879      14,677      X                                             14,677

Cisco Systems           COM       17275R102     10,307,451     569,158      X                                            569,158

Cisco Systems           COM       17275R102         24,449       1,350                    X                                1,350

CVS Corp                COM       126650100        572,760      19,350      X                                             19,350

ChevronTexaco Corp      COM       166764100      1,871,594      20,886      X                                             20,886

DuPont E 1              COM       263534109        533,160      12,542      X                                             12,542

DuPont E 1              COM       263534109          8,502         200                    X                                  200

Walt Disney Co.         COM       254687106        861,248      41,566      X                                             41,566

Diamond Offshore        COM       25271C102        899,840      29,600      X                                             29,600

Darden Restaurants      COM       237194105        566,400      16,000      X                                             16,000

Duke Energy Corp.       COM       264399106      1,593,524      40,589      X                                             40,589

Duke Energy Corp.       COM       264399106         37,297         950                    X                                  950

                                                ----------
                                                22,814,842


DeVRY Inc.              COM       251893103        263,163       9,250      X                                              9,250

Electronic Data
Systems                 COM       285661104      1,079,183      15,743      X                                             15,743

Equity Office           COM       294741103        251,168       8,350      X                                              8,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109      1,691,388      37,915      X                                             37,915

El Paso Corporation     COM       28336L109         37,919         850                    X                                  850

Ericsson Tel ADR        COM       294821400        772,476     147,984      X                                            147,984

First Data Corp         COM       319963104        238,017       3,034      X                                              3,034

Flextronics Intl        COM       Y2573F102        341,858      14,250      X                                             14,250

Flextronics Intl        COM       Y2573F102         32,387       1,350                    X                                1,350

Federal Natonal
Mortgage Assn.          COM       313586109        235,956       2,968      X                                              2,968

General Electric        COM       369604103     12,155,142     303,272      X                                            303,272

General Electric        COM       369604103         44,088       1,100                    X                                1,100

Health Care             COM       42191510         513,241      14,174      X                                             14,174
Properties

Home Depot, Inc.        COM       437076102        347,888       6,820      X                                              6,820

Home Depot, Inc.        COM       437076102         40,808         800                    X                                  800

Intl Business Machns    COM       459200101        679,795       5,620      X                                              5,620

Intel Corp.             COM       458140100      3,119,054      99,175      X                                             99,175

Intel Corp.             COM       458140100         28,934         920                    X                                  920

Jabil Circuit           COM       466313103        274,912      12,100      X                                             12,100

Johnson & Johnson       COM       478160104        691,352      11,698      X                                             11,698

                                                ----------
                                                22,838,727




Johnson & Johnson       COM       478160104         41,370         700                    X                                  700

J.P. Morgan Chase       COM       46625H100        575,675      15,837      X                                             15,837

J.P. Morgan Chase       COM       46625H100         14,540         400                    X                                  400

Kimberly Clark Corp.    COM       49436810         388,700       6,500      X                                              6,500

Coca Cola               COM       191216100        551,655      11,700      X                                             11,700

Liberty Media           COM       530718105        917,700      65,550      X                                             65,550
Corp A

Lear Corp.              COM       521865105        833,359      21,850      X                                             21,850

Lockheed Martin Corp.   COM       539830109        219,349       4,700      X                                              4,700

Lowes Cos.              COM       548661107      4,447,656      95,834      X                                             95,834

LSI Logic               COM       502161102        419,748      26,600      X                                             26,600

Marriott Int'l A New    COM       571903202        203,250       5,000      X                                              5,000

McDonalds Corp.         COM       580135101        213,560       8,068      X                                              8,068

Medtronic Inc.          COM       585055106        322,623       6,300      X                                              6,300

Medtronic Inc.          COM       585055106          7,682         150      X                                                150

Mercury Interactive     COM       589405109      1,845,114      54,300      X                                             54,300

Mercury Interactive     COM       589405109         20,388         600                    X                                  600

Mutual Risk Mgmt        COM       628351108         87,045      11,924      X                                             11,924

Philip Morris Cos.      COM       718154107      1,567,978      34,198      X                                             34,198

Motorola Inc.           COM       620076109        781,551      52,034      X                                             52,034

Merck & Co.             COM       589331107      2,078,286      35,345      X                                             35,345
                                                ----------
                                                15,537,229


Microsoft Corp.         COM       594918104        255,394       3,855      X                                              3,855

Nokia Corp ADR          COM       654902204        294,360      12,000      X                                             12,000

Nokia Corp ADR          COM       654902204         29,436       1,200                    X                                1,200

Nextel Communication    COM       65332V103        510,736      46,600      X                                             46,600

Oracle Systems          COM       68389X105        335,997      24,330      X                                             24,330

Pepsico                 COM       713448108      2,382,645      48,935      X                                             48,935

Pepsico                 COM       713448108         65,732       1,350                    X                                1,350

Conseco Financing       PREF      20847P205        171,175      16,700      X                                             16,700
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        312,285      12,090      X                                             12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,707,927      67,953      X                                             67,953

Pfizer Inc.             COM       71708110          23,910         600      X                                                600

Proctor & Gamble        COM       742718109        307,499       3,886      X                                              3,886

Qwest Communications    COM       749121109        402,705      28,500      X                                             28,500

Transocean Sedco        COM       G90078109        264,236       7,813      X                                              7,813
Forex Inc.

SBC Communications      COM       78387G103        461,227      11,775      X                                             11,775

Siebel Systems Inc.     COM       826170102        279,800      10,000      X                                             10,000

Siebel Systems Inc.     COM       826170102         16,788         600                    X                                  600

Schering-Plough Corp.   COM       806605101      2,226,916      62,187      X                                             62,187

Schlumberger Ltd.       COM       806857108      1,647,181      29,976      X                                             29,976

Schlumberger Ltd.       COM       806857108         32,970         600                    X                                  600

                                                ----------
                                                12,728,919


Staples Inc.            COM       855030102      2,295,706     122,765      X                                            122,765

Service Master Co.      COM       81760N109        395,011      28,624      X                                             28,624

Teva Pharm Inds ADR     COM       881624209      2,912,018      47,250      X                                             47,250

Thermo Electron Corp.   COM       883556102        339,552      14,231      X                                             14,231

TOTAL FINA ELF S.A.     COM       89151E109        916,632      13,050      X                                             13,050

T. Rowe Price
Tax-Free Income Fund    COM       779576107        121,317      12,611      X                                             12,611

Tyco International      COM       902124106      3,760,529      63,846      X                                             63,846

Tyco International      COM       902124106         53,010         900                    X                                  900

Viacom Inc. Cl B        COM       925524308      2,606,660      59,041      X                                             59,041

Verizon Comm            COM       92343V104        716,646      15,100      X                                             15,100

Wachovia Corp.          COM       929771103        326,677      10,417      X                                             10,417

Wells Fargo & Co.       COM       949746101        299,943       6,900      X                                              6,900

Wells Fargo & Co.       COM       949746101         21,735         500                    X                                  500

Waste Management Inc.   COM       94106L109        430,785      13,500      X                                             13,500

Wal-Mart                COM       931142103      4,665,866      81,075      X                                             81,075

Exxon Mobil Corp.       COM       30231G102      2,349,551      59,785      X                                             59,785

Exxon Mobil Corp.       COM       30231G102          7,860         200                    X                                  200
                                                ----------
                                                22,219,497


REPORT TOTALS                                  118,882,070
                                               ===========



